AHA INVESTMENT FUNDS, INC.

                     AHA LIMITED MATURITY FIXED INCOME FUND
                      AHA FULL MATURITY FIXED INCOME FUND
                               AHA BALANCED FUND
                          AHA DIVERSIFIED EQUITY FUND
                          AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

      SUPPLEMENT DATED JULY 3, 2002 TO PROSPECTUS DATED NOVEMBER 16, 2001

     Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.

INVESTMENT MANAGERS

FULL MATURITY FIXED INCOME FUND
-------------------------------

     Western Asset Management Company ("Western") serves with Baird Advisors as Investment Managers to the Full Maturity Fixed Income Master Portfolio.

     Western is located at 117 East Colorado Boulevard, Pasadena, California 91105, and is an independent affiliate of Legg Mason, Inc., a publicly held financial services organization that engages through its subsidiaries in the businesses of securities brokerage, investment management, corporate and public finance and real estate services. Western's Fixed-Income team has responsibility for the management of the Full Maturity Fixed Income Master Portfolio. All portfolios are managed on a team basis. The core investment team at Western has been together for 10 years. The average experience of the portfolio management group is 13 years. As of September 30, 2001, the firm had approximately $93.7 billion in assets under management for institutional clients and approximately $11.0 billion of assets under management for mutual funds.

     The following individual at Western is primarily responsible for the Full Maturity Fixed Income Master Portfolio:


                                          PROFESSIONAL EXPERIENCE
          MANAGER                        (FOR THE PAST FIVE YEARS)
          -------                        -------------------------

James J. Flick               Portfolio Manager, Western (since 1998); prior
                             thereto, Portfolio Manager, Transamerica
                             Investment Services (1996-1998).

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BALANCED FUND
--------------

     On July 2, 2002, the Board of Trustees of the Master Fund determined to terminate Western as an Investment Manager to the Balanced Master Portfolio and approved hiring Baird Advisors to assume investment management responsibility for the fixed income portion of the Balanced Master Portfolio. Baird Advisors will assume investment management responsibility following a transition period, which is expected to be completed no later than July 31, 2002. See the descriptions under the Full Maturity Fixed Income Fund in the Investment Manager section for information regarding Baird Advisors and the individuals at Baird Advisors who share primary responsibility for the fixed income portion of the Balanced Master Portfolio.

     The following individuals at Cambiar Investors, Inc. ("Cambiar") share primary responsibility for the Balanced Master Portfolio:

                                       PROFESSIONAL EXPERIENCE
       MANAGER                        (FOR THE PAST FIVE YEARS)
       -------                        -------------------------

Brian M. Barish       President and Treasurer (since Feb. 2000), Director of
                      Research (since Jan. 1999); Portfolio Manager (since Feb.
                      1997), Senior Vice President (Jan. 1999 - Jan. 2000),
                      Vice President and Analyst (Feb. 1997 - Dec. 1998),
                      Cambiar; prior thereto, Vice President of Investment
                      Research, Lazard Freres & Co. LLC.

Anna A. Aldrich       Vice President and Portfolio Manager, Cambiar (since
                      1999); prior thereto, Global Equity Analyst, Bankers
                      Trust Company.

Maria L. Azari        Vice President and Portfolio Manager (since 1999),
                      Securities Analyst (since 1997), Cambiar; prior thereto
                      Investment Analyst, Eaton Vance.

Michael J. Gardner    Vice President and Portfolio Manager, Cambiar.

DIVERSIFIED EQUITY FUND
-----------------------

     See the descriptions under the Balanced Fund above for information regarding the individuals at Cambiar that share primary responsibility for the Diversified Equity Master Portfolio.

If you have questions regarding purchasing shares of any AHA Fund, please call 1-800-445-1341.

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